Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity Text Block Abstract
Schedule of asset or liability
	Leve l	Level 2	Level 3
	A$	A$	A$
Consolidated – 2022
Unlisted shares [1]	-	-	2,565,082
Total	-	-	2,565,082

Consolidated – 2021
Unlisted shares [1]	-	-	-
Total	-	-	-

Schedule of level 3 triage investment
Consolidated	Triage Investment
A$
Balance at 1 July 2020	-
Additions	1,362,717
Impairment recognised in profit or loss	(1,362,717)
Balance at 30 June 2021	-
Additions	3,116,171
Impairment recognised in profit or loss	(551,089)
Restated Balance at 30 June 2022	2,565,082